TRADE RECEIVABLE (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade receivable not impaired	$ 4,243	$ 4,234
1 day to 30 days
Trade receivable not impaired		2,509
31 days to 60 days
Trade receivable not impaired		511
61 days to 90 days
Trade receivable not impaired		209
More than 90 days
Trade receivable not impaired		$ 1,014